Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-based compensation expenses recognized in costs and expenses

Share-based compensation expenses were recognized in costs and expenses for the years ended December 31, 2010, 2011 and 2012 as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	854	19,526	958	154
Sales and marketing expenses	4,664	18,254	1,423	228
General and administrative expenses	10,406	17,470	4,085	656
Technology and product development expenses	637	10,842	293	47
Total	16,561	66,092	6,759	1,085

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2010, 2011 and 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	Years	US$ in Million
Outstanding as of December 31, 2009	72,332,425	0.03	8.4	9.5
Granted	15,768,225	0.03
Forfeited and expired	(4,727,045)	0.03
Exercised	(41,151,800)	0.03
Outstanding as of December 31, 2010	42,221,805	0.03	7.5	19.5
Granted	—	—
Cancelled to grant restricted share	(18,778,200)	0.03
Forfeited and expired	(656,286)	0.03
Exercised	(3,445,623)	0.03		2.3
Outstanding as of December 31, 2011	19,341,696	0.03	6.4	13.0
Granted	—	—
Forfeited and expired	(456,870)	0.03
Exercised	(4,887,757)	0.03		3.1
Outstanding as of December 31, 2012	13,997,069	0.03	5.4	5.9
Vested and exercisable as of December 31, 2012	13,017,318	0.03	5.4	5.5

Share options valuation assumption
For the Years Ended December 31,
	2010	2011	2012
Expected volatility rate	54.37%-54.91%	—	—
Expected dividend yield	—	—	—
Expected term (years)	4.64-5.30	—	—
Risk-free interest rate (per annum)	2.65%-3.57%	—	—

Summary of restricted share units activities

A summary of restricted share units activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	10,050,958	1.07
Vested	(4,756,956)	1.07
Forfeited	(1,037,394)	1.07
Unvested at December 31, 2011	4,256,608	1.07
Granted	—	—
Vested	(1,966,987)	1.07
Forfeited	(602,443)	1.07
Unvested at December 31, 2012	1,687,178	1.07

Summary of restricted share activities

A summary of restricted share activity for the years ended December 31, 2011 and 2012 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested at January 1, 2011	—	—
Granted	19,008,200	1.07
Vested	(9,296,370)	1.07
Forfeited	—	—
Unvested at December 31, 2011	9,711,830	1.07
Granted	—	—
Vested	(4,702,050)	1.07
Forfeited	(250,000)	1.07
Unvested at December 31, 2012	4,759,780	1.07